Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Group’s long-standing compensation philosophy is to grant executives and eligible employees a mix of time-based restricted stock awards and performance-based restricted stock units and historically has not granted stock options. Annual equity grants typically are made in connection with the regularly scheduled fourth-quarter meeting of the Compensation Committee, which is scheduled months in advance without regard to the potential release of major Group announcements. Group does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In addition, in 2024 Group did not grant long-term equity incentives (including stock options) during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that discloses material nonpublic information.

Award Timing Method	Annual equity grants typically are made in connection with the regularly scheduled fourth-quarter meeting of the Compensation Committee, which is scheduled months in advance without regard to the potential release of major Group announcements. Group does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In addition, in 2024 Group did not grant long-term equity incentives (including stock options) during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any current report on Form 8-K that discloses material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Group does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false